COMMITMENTS AND CONTINGENCIES (Tables)	12 Months Ended
Dec. 31, 2020
Commitments and Contingencies Disclosure [Abstract]
Schedule of Lease Payments	Future commitments under non-cancelable lease agreements are as follows:

Years Ended December 31,	Lease Commitments
2021	$2,393
2022	2,811
2023	2,913
2024	3,188
2025 and thereafter	6,519
Total	$17,824